COVID-19 GOVERNMENT SUPPORT LOANS (Details Narrative) - USD ($)			12 Months Ended
	Apr. 15, 2020	Apr. 09, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Forgiveness gain				$ 7,298
Canada emergency business account [member]
IfrsStatementLineItems [Line Items]
Canada emergency business account description	the Company received a loan in the amount of $30,200 through the CEBA. If the loan has not been repaid by January 18, 2024, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025.	the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID19 by providing interest free financing of up to $30,200 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023 (extended to January 18, 2024), the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned.